UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-8411

(Investment Company Act file number)

James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Xenia, Ohio 45385

(Address of principal executive offices) (Zip code)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and address of agent for service)

Registrant’s telephone number, including area code: (937) 426-7640

Date of fiscal year end: June 30

Date of reporting period: July 1, 2010 – December 31, 2010

Item 1. Reports to Stockholders.

☐ James Balanced: Golden Rainbow Fund ☐ James Small Cap Fund ☐ James Market Neutral Fund ☐ James Mid Cap Fund ☐ James Micro Cap Fund

James Advantage Funds	Shareholder Letter
December 31, 2010 (Unaudited)

In mid-summer our risk indicators turned positive and James Investment Research became more aggressive in equities, increasing the allocation to common stocks in the Balanced: Golden Rainbow Fund. A copy of our research bulletin, along with previous research bulletins, is posted on the Adviser’s website at www.jir-inc.com. Our advice was very timely and the stock market posted solid gains in the second half of 2010. Perhaps the markets were anticipating a more business-friendly Congress would result from the November elections, and perhaps the chances of a double dip recession diminished as economic indicators became more reassuring.

The Markets Over the Past Six Months

Almost all of the major stock indices rose in the last six months of 2010. The S&P 500 returned 23.27 percent, the Russell 2000 (an index of small capitalization companies, returned 29.38 percent and the Russell Micro Cap Index rose 29.90 percent. Bonds, however, did not do well. The Federal Reserves index of 10 year Treasury Note yields rose from 3.20 percent on June 30 to 3.29 percent on December 31, while the Fed’s index of thirty year bond yields rose from 4.13 percent to 4.42 percent. Of course, bond prices fall when bond yields rise, so many bonds suffered negative returns over the period. The U.S. dollar rose versus the euro, but fell against many emerging market currencies, the Canadian and Australian dollars and the Japanese yen.

Investment Goals and Objectives

Preservation of capital in declining markets is one of the major objectives of The James Advantage: Golden Rainbow Fund, but the Fund managers also want to participate in rising markets. The Fund also seeks to provide income to its shareholders through the payment of ordinary and capital gains dividends.

The James Small Cap Fund, the Mid Cap Fund and the Micro Cap Fund seek long term capital appreciation as their primary objective, and seek out stocks the adviser believes to be bargains in their respective market capitalization niches. These funds do not seek to pay dividends, but will distribute net income when it is earned through dividends or other sources.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock market. To achieve its objective, the Fund uses a combination of holding stocks that the adviser believes to be undervalued and selling short stocks that are considered overvalued. It may hold long positions in stocks held by the other four funds, but may not short stocks held long by the other funds.

Investment Philosophy

Since 1972, James Investment Research, Inc., adviser to the James Advantage Funds, has embraced conservative principles of investing. Experience has taught us that stocks with strong earnings growth, low valuations and other strong value traits are more likely to outperform the broad stock market over time, and we have found that preserving capital in down markets is very important in achieving long term growth. Our independent research is generally free of Wall Street hype and allows us to take a different path. We have found this to be very helpful where preservation of capital is a major objective, and also in avoiding economic sectors and industries at the center of a financial crisis.

Strategy for Meeting Fund Objectives

When the Adviser’s risk research indicates that the risk in the stock market is low and that opportunities for stocks to move higher are great, the Fund’s portfolio managers will increase the allocation in the Balanced: the Golden Rainbow Fund. The inclusion of Balanced in the name means that the Fund will always hold both bonds and stocks, but the allocation between them is actively managed according to parameters stated in the prospectus. In the second half of 2010 the portfolio managers did increase the allocation to stocks from about 33 percent of assets on June 30 to over 45 percent of assets on December 31. At the same time, the Funds total assets increased by almost 31 percent as new money flowed in and higher prices on stocks buoyed the net assets.

The Small Cap Fund and the Mid Cap Fund also concentrated on those stocks the Adviser considers to be bargains. The Adviser does its own research and uses sophisticated modeling to help whittle down a universe of over 8500 stocks to a manageable number. Stocks considered to be bargains have low value ratios, such as price earnings and price to cash, and also have strong earnings and earnings growth. The Adviser has found this strategy to be very useful over the long run. Accordingly, the James Market Neutral Fund holds these types of securities in long positions and sells short securities at the opposite end of the adviser’s value continuum.

The newest Fund in the James Advantage Funds family is the James Micro Cap Fund, which opened on July 1, 2010. We are encouraged by the flow of new money into the Fund, which concentrates on companies with market capitalizations under $250 million at the time of purchase. The Micro Cap Fund may charge a redemption fee of 2% on withdrawals within 180 days of purchase. We believe such a fee will protect the Funds’

Semi-Annual Report | December 31, 2010	1

Shareholder Letter	James Advantage Funds
December 31, 2010 (Unaudited)

shareholders from investors looking to profit quickly from short term market moves. Any proceeds from this fee is returned to the Fund for the benefit of its shareholders.

All of the Funds in the James Advantage Funds family employ a disciplined SELL strategy, eliminating securities that lose their value traits or otherwise fall out of favor due to macro-economic changes, management changes or similar events. The Adviser’s staff regularly monitors all of the Fund’s holdings and employs multiple screens to detect changes in a company profile. Still, as you will see in the Financial Highlights report, the Funds’ turnover ratios are low by most industry standards.

Fund Performance

The James Balanced: Golden Rainbow Fund Class A shares returned 11.13 percent over the second half of 2010 compared with a 13.49 percent return on its blended benchmark of 25 percent S&P 500, 25% Russell 2000 and 50% Barclay’s Intermediate Gov/Credit Bonds. The Fund’s weighting in Small Cap stocks was under the benchmark weighting, creating a minor drag on performance, relative to the benchmark.

The James Small Cap Fund returned 21.60 percent over the period, compared with a return on its benchmark, the Russell 2000, of 29.38 percent. The shortfall was due to relatively high levels of cash in the Fund. The Mid Cap Fund returned 25.49 percent, slightly better than its benchmark, the Russell Mid Cap Value, which rose 25.28 percent. The outperformance was due to stock selection. The James Micro Cap Fund, commencing its operations on July 1, 2010 rose 15.90 percent through the end of the calendar year. While the Fund’s benchmark, the Russell 2000 Micro Cap Index, rose 29.90 percent, cash inflows took some time to invest and served as a drag on relative return. As the Fund achieves greater mass, the Adviser does not expect Fund flows to be a detriment. The James Market Neutral Fund did not meet its objectives in 2010. Over the last six months of the year the Fund declined by 4.03% while Treasury Bills advanced by 0.08%. The Fund’s performance shortfall was due to stronger price action than expected by stocks with lower quality rankings, as determined by the Adviser’s research. The Adviser expects a more normal performance pattern to develop as the recovery matures.

Expectations for the Future

2011 is going to be a year of volatility and turmoil, according to the Adviser’s research. Stocks are not cheap, but bullish investors appear to be underinvested in stocks and overinvested in bonds. The new Congress was elected with mandates to reduce spending, which could provide a drag on the economy if not accompanied with tax cuts. The U.S. dollar is still the world’s only true safe haven, and the European debt crisis may make the dollar, and dollar assets attractive. We are taking a more defensive position on stocks and bonds in early 2011, and we will look for good opportunities in both markets as the year unfolds. We believe stocks have a bright future, but bonds may be in for some difficult years as interest rates return to more normal levels. Timing will be very important this year, and solid research is essential.

Thomas L. Mangan

Chief Financial Officer

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-995-2637. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

2	www.jamesfunds.com

James Advantage Funds	Growth of $10,000 Charts
December 31, 2010 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the James Balanced: Golden Rainbow Fund – Retail Class

James Balanced: Golden Rainbow Fund, S&P 500® Index and Blended Index Average Annual Total Returns

	6 months*	1 Year	5 Years	10 Years	Since Inception(2)
James Balanced: Golden Rainbow - Retail Class	11.13%	14.06%	6.23%	7.14%	8.42%
Standard & Poor’s 500® Index	23.27%	15.06%	2.29%	1.41%	8.53%
Russell 2000® Index	29.38%	26.85%	4.47%	6.33%	9.74%
Barclays Capital Intermediate Government/Credit Index	1.27%	5.89%	5.53%	5.51%	6.36%
Blended Index (1)	13.49%	13.86%	5.05%	5.23%	8.22%
James Balanced: Golden Rainbow - Institutional Class	11.25%	14.40%	N/A	N/A	20.92%
Standard & Poor’s 500® Index	23.27%	15.06%	N/A	N/A	40.52%
Russell 2000® Index	29.38%	26.85%	4.47%	6.33%	53.24%
Barclays Capital Intermediate Government/Credit Index	1.27%	5.89%	5.53%	5.51%	6.41%
Blended Index (1)	13.49%	13.86%	N/A	N/A	25.84%

(1)	The Blended Index is comprised of a 25% weighting in the S&P 500® Index, a 25% weighting in the Russell 2000® Index and a 50% weighting in the Barclays Capital Intermediate Government/Credit Index.
(2)	Retail Class inception was July 1, 1991. Institutional Class inception was March 2, 2009.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2010, was 1.20% for the Retail Class and 1.07% for the Institutional Class.

Comparison of the Change in Value of a $10,000 Investment in the James Small Cap Fund

James Small Cap Fund and Russell 2000® Index Average Annual Total Returns

	6 months*	1 Year	5 Years	10 Years
James Small Cap Fund	21.60%	27.24%	0.73%	8.32%
Russell 2000® Index	29.38%	26.85%	4.47%	6.33%

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2010, was 1.50%.

* Returns are not annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Please call 1-800-995-2637 for most recent month-end performance information.

The S&P 500, Russell 2000, Barclay’s Capital Intermediate Government/Credit Index, S&P Mid Cap 400, and Russell Micro Cap Index are widely recognized unmanaged indices of security prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The James Market Neutral Fund’s index is the 90 day U.S. Treasury Bill. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in any Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Semi-Annual Report | December 31, 2010	3

Growth of $10,000 Charts	James Advantage Funds
December 31, 2010 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the James Market Neutral Fund

James Market Neutral Fund and 90-Day U.S. Treasury Bill Index Average Annual Total Returns

	6 Months*	1 Year	5 Years	10 Years
James Market Neutral Fund	-4.03%	-8.32%	-5.34%	-0.51%
90-Day U.S. Treasury Bill Index	0.08%	0.13%	2.43%	2.38%

The total annual operating expense ratio, including dividend expense on securities sold short, as stated in the fee table of the most recent prospectus, dated November 1, 2010, was 2.62%.

Comparison of the Change in Value of a $10,000 Investment in the James Mid Cap Fund

James Mid Cap Fund and S&P Mid Cap 400® Index Average Annual Total Returns

	6 Months*	1 Year	Since Inception(1)
James Mid Cap Fund	25.49%	22.43%	2.00%
S&P Mid Cap 400® Index	25.28%	22.78%	3.69%

(1)	Fund inception was June 30, 2006.

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2010, was 1.50%.

* Returns are not annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Please call 1-800-995-2637 for most recent month-end performance information.

The S&P 500, Russell 2000, Barclay’s Capital Intermediate Government/Credit Index, S&P Mid Cap 400, and Russell Micro Cap Index are widely recognized unmanaged indices of security prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The James Market Neutral Fund’s index is the 90 day U.S. Treasury Bill. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in any Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

4	www.jamesfunds.com

James Advantage Funds	Growth of $10,000 Charts
December 31, 2010 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the James Micro Cap Fund

James Micro Cap Fund and Russell Micro Cap Index Cumulative Total Returns

6 Months*
James Micro Cap Fund	15.90%

Russell Micro Cap Index	29.90%

The total annual operating expense ratio as stated in the fee table of the most recent prospectus, dated November 1, 2010 was 1.50%.

*	Returns are not annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Please call 1-800-995-2637 for most recent month-end performance information.

The S&P 500, Russell 2000, Barclay’s Capital Intermediate Government/Credit Index, S&P Mid Cap 400, and Russell Micro Cap Index are widely recognized unmanaged indices of security prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The James Market Neutral Fund’s index is the 90 day U.S. Treasury Bill. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in any Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Semi-Annual Report | December 31, 2010	5

Representation of Schedules of Investments	James Advantage Funds
December 31, 2010 (Unaudited)

The illustrations below provide the industry sectors for the James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund, James Mid Cap Fund, and James Micro Cap Fund.

James Balanced: Golden Rainbow Fund - Industry Sector Allocation (% of Net Assets)

(a)	Less than 0.005% of Total Net Assets.

James Market Neutral Fund - Industry Sector Allocation (% of Net Assets)

(Cash, Cash Equivalents and Other Assets in Excess of Liabilities not included)

(a)	Less than 0.005% of Total Net Assets.

James Small Cap Fund - Industry Sector Allocation (% of Net Assets)

James Mid Cap Fund - Industry Sector Allocation (% of Net Assets)

James MicroCap Fund - Industry Sector Allocation (% of Net Assets)

6	www.jamesfunds.com

James Advantage Funds	Disclosure of Fund Expenses
December 31, 2010 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2010 through December 31, 2010.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Net Expense Ratio Annualized December 31, 2010(a)	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expense Paid During Period(b)
James Balanced: Golden Rainbow Fund
Retail Class Actual	1.14%	$ 1,000.00	$ 1,111.30	$6.07
Retail Class Hypothetical (5% return before expenses)	1.14%	$ 1,000.00	$ 1,019.46	$5.80

Institutional Class Actual	0.89%	$ 1,000.00	$ 1,112.50	$4.74
Institutional Class Hypothetical (5% return before expenses)	0.89%	$ 1,000.00	$ 1,020.72	$4.53

James Small Cap Fund
Actual	1.50%	$ 1,000.00	$ 1,216.00	$8.38
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.64	$7.63

James Market Neutral Fund
Actual	2.96%	$ 1,000.00	$ 959.70	$14.62
Hypothetical (5% return before expenses)	2.96%	$ 1,000.00	$ 1,010.28	$15.00

James Mid Cap Fund
Actual	1.50%	$ 1,000.00	$ 1,254.90	$8.53
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.64	$7.63

James Micro Cap Fund
Actual	1.50%	$ 1,000.00	$ 1,159.00	$8.16
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.64	$7.63

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365. Note the expense example is typically based on a six-month period.

Semi-Annual Report | December 31, 2010	7

Schedule of Investments	James Balanced: Golden Rainbow Fund
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-43.8%
	Basic Materials-6.5%
174,460	Barrick Gold Corp.*	$9,277,783
150,000	Buckeye Technologies, Inc.	3,151,500
43,600	Clearwater Paper Corp.*	3,413,880
22,000	E.I. du Pont de Nemours & Co.	1,097,360
122,640	FMC Corp.	9,797,709
50,250	IAMGOLD Corp.	894,450
95,000	Innophos Holdings, Inc.	3,427,600
25,000	Kinross Gold Corp.	474,000
53,500	Lubrizol Corp.	5,718,080
145,000	Newmont Mining Corp.	8,907,350
295,040	PolyOne Corp.*	3,685,050
49,000	PPG Industries, Inc.	4,119,430
5,000	Terra Nitrogen Co. LP*	540,550

		54,504,742

	Consumer, Cyclical-4.6%
4,000	AutoZone, Inc.*	1,090,360
38,000	Best Buy Co., Inc.	1,303,020
8,809	Big Lots, Inc.*	268,322
15,000	BJ’s Wholesale Club, Inc.*	718,500
100,000	Bob Evans Farms, Inc.	3,296,000
11,500	Bristow Group, Inc.*	544,525
30,000	The Buckle, Inc.	1,133,100
56,500	DineEquity, Inc.*	2,789,970
214,070	Dollar Tree, Inc.*	12,005,046
19,000	Family Dollar Stores, Inc.	944,490
365,000	Ford Motor Co.*	6,128,350
66,730	Jakks Pacific, Inc.*	1,215,820
35,000	Macy’s, Inc.	885,500
126,000	R.R. Donnelley & Sons Co.*	2,201,220
485,000	Sinclair Broadcast Group, Inc., Class A	3,967,300
10,000	Wal-Mart Stores, Inc.	539,300

		39,030,823

	Consumer, Non-cyclical-5.3%
183,000	Archer - Daniels - Midland Co.	5,504,640
20,000	Corn Products International, Inc.*	920,000
150,000	Cott Corp.*	1,351,500
70,900	Darling International, Inc.*	941,552
337,920	Del Monte Foods Co.*	6,352,896
16,000	Forest Laboratories, Inc.*	511,680
73,000	Fresh Del Monte Produce, Inc.	1,821,350
200,000	Hi-Tech Pharmacal Co., Inc.*	4,990,000
67,140	LifePoint Hospitals, Inc.*	2,467,395
154,000	Merck & Co., Inc.	5,550,160
25,000	Mylan, Inc.*	528,250
335,000	Pfizer, Inc.	5,865,850
35,000	Ruddick Corp.	1,289,400
25,000	Sara Lee Corp.	437,750

8	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
	Consumer, Non-cyclical (continued)
125,000	Tupperware Brands Corp.	$5,958,750

		44,491,173

	Energy-5.7%
76,500	Apache Corp.	9,121,095
83,280	Chevron Corp.*	7,599,300
30,500	Cimarex Energy Co.	2,700,165
98,500	Devon Energy Corp.*	7,733,235
10,000	Enbridge Energy Partners LP	623,800
45,300	Exxon Mobil Corp.	3,312,336
113,000	Newfield Exploration Co.*	8,148,430
80,000	Noble Corp.*	2,861,600
64,760	Pioneer Southwest Energy Partners LP	1,944,743
100,000	Rowan Cos., Inc.*	3,491,000
15,000	Williams Partners LP	699,750

		48,235,454

	Financial-5.1%
167,600	Advance America Cash Advance Centers, Inc.	945,264
245,000	American Financial Group, Inc.	7,911,050
109,346	AmTrust Financial Services, Inc.	1,913,555
170,000	Annaly Capital Management, Inc., REIT	3,046,400
74,000	Capital One Financial Corp.	3,149,440
209,000	EZCORP, Inc., Class A*	5,670,170
241,000	FBL Financial Group, Inc., Class A	6,909,470
69,500	Nelnet, Inc., Class A*	1,646,455
10,000	Platinum Underwriters Holdings, Ltd.	449,700
311,060	Rent-A-Center, Inc.	10,041,017
17,003	Southside Bancshares, Inc.	358,253
37,000	Unum Group	896,140

		42,936,914

	Industrial-4.7%
73,300	Ampco-Pittsburgh Corp.	2,056,065
73,100	CSX Corp.	4,722,991
85,500	Cummins, Inc.	9,405,855
125,430	Eagle Bulk Shipping, Inc.*	624,642
33,000	Eaton Corp.	3,349,830
142,000	Fuel Systems Solutions, Inc.*	4,171,960
60,000	Genco Shipping & Trading, Ltd.*	864,000
23,320	GrafTech International, Ltd.*	462,669
63,110	Greif, Inc., Class A	3,906,509
14,400	Joy Global, Inc.	1,249,200
396,800	Omnova Solutions, Inc.*	3,317,248
11,683	Stanley Black & Decker, Inc.	781,242
102,500	Sturm Ruger & Co., Inc	1,567,225
50,000	TRW Automotive Holdings Corp.*	2,635,000

		39,114,436

	Technology-7.0%
318,000	Amkor Technology, Inc.*	2,350,020
75,000	Avnet, Inc.*	2,477,250

Semi-Annual Report | December 31, 2010	9

Schedule of Investments	James Balanced: Golden Rainbow Fund
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
	Technology (continued)
14,000	Biogen Idec, Inc.*	$938,700
51,400	Computer Sciences Corp.	2,549,440
181,910	Deluxe Corp.	4,187,569
20,000	Ebix, Inc.*	473,400
179,260	Hewlett-Packard Co.	7,546,846
96,000	Integrated Silicon Solution, Inc.*	770,880
83,750	International Business Machines Corp.	12,291,150
40,000	Lexmark International, Inc., Class A*	1,392,800
61,840	Northrop Grumman Corp.*	4,005,995
8,000	SYNNEX Corp.*	249,600
130,920	Triumph Group, Inc.	11,705,557
239,500	Western Digital Corp.*	8,119,050

		59,058,257

	Utilities-4.9%
115,000	American Electric Power Co., Inc.	4,137,700
195,000	AT&T, Inc.	5,729,100
161,200	BCE, Inc.	5,716,152
187,962	CenturyTel, Inc.	8,678,205
29,500	Chesapeake Utilities Corp.	1,224,840
145,000	Cleco Corp.	4,460,200
50,000	Constellation Energy Group, Inc.	1,531,500
51,840	DTE Energy Co.	2,349,389
52,580	Edison International	2,029,588
42,000	NorthWestern Corp.	1,210,860
69,800	Oneok, Inc.	3,871,806

		40,939,340

TOTAL COMMON STOCKS (Cost $275,964,543)		368,311,139

EXCHANGE TRADED FUNDS-1.5%
16,000	iShares Dow Jones US Financial Sector Index Fund	919,680
22,420	iShares MSCI All Peru Capped Index Fund	1,129,071
45,000	iShares MSCI Canada Index Fund*	1,395,000
25,000	iShares MSCI Chile Investable Market Index Fund	1,990,000
72,000	iShares MSCI Japan Index Fund	785,520
40,000	iShares MSCI Singapore Index Fund	554,000
19,000	iShares MSCI South Korea Index Fund	1,162,610
12,000	iShares MSCI Turkey Index Fund	794,520
110,000	iShares Silver Trust Index Fund*	3,319,800

		12,050,201

TOTAL EXCHANGE TRADED FUNDS (Cost $9,424,079)		12,050,201

EXCHANGE TRADED NOTES-0.0%(a)
3,200	iPATH S&P 500 VIX Mid-Term Futures ETN*	210,432

TOTAL EXCHANGE TRADED NOTES (Cost $233,978)		210,432

10	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
PREFERRED STOCKS-0.0%(a)
	Financial-0.0%(a)
4,000	General Electric Capital Corp., 6.000%	$102,000

	Utilities-0.0%(a)
5,000	AT&T, Inc., 6.375%	133,050

TOTAL PREFERRED STOCKS

(Cost $230,050)		235,050

CORPORATE BONDS-2.6%
	Basic Materials-0.2%
$1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,700,767

	Consumer, Cyclical-0.3%
785,000	McDonald’s Corp., 5.700%, 2/1/39	854,852
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,012,696

		2,867,548

	Consumer, Non-cyclical-0.1%
500,000	Anheuser-Busch Cos., Inc., 6.000%, 4/15/11	507,046

	Financial-1.2%
2,500,000	Citigroup, Inc., 2.875%, 12/9/11	2,557,690
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,311,320
5,000,000	U.S. Bancorp, 2.250%, 3/13/12	5,101,380

		9,970,390

	Industrial-0.3%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,287,060
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,423,693

		2,710,753

	Technology-0.5%
3,700,000	Microsoft Corp., 5.200%, 6/1/39	3,863,248

TOTAL CORPORATE BONDS

(Cost $20,091,846)		21,619,752

U.S. GOVERNMENT AGENCIES-3.6%
	Agency-0.1%
500,000	Tennessee Valley Authority, 5.625%, 1/18/11	500,974

	GNMA - Mortgage Backed Securities-3.5%
2,446,399	4.000%, 7/15/25, Pool #745185	2,543,107
1,702,516	4.500%, 2/15/39, Pool #707299	1,779,473
3,291,413	4.000%, 3/20/39, Pool #4396	3,318,876
4,288,569	4.500%, 6/15/39, Pool #712437	4,458,298
2,550,204	4.500%, 7/15/39, Pool #717808	2,651,133
4,755,822	4.000%, 9/15/39, Pool #710832	4,798,996
942,318	4.000%, 12/20/39, Pool #4597	950,181

Semi-Annual Report | December 31, 2010	11

Schedule of Investments	James Balanced: Golden Rainbow Fund
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
	GNMA - Mortgage Backed Securities (continued)
$9,058,010	4.500%, 1/15/40, Pool #723606	$9,416,499

		29,916,563

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $29,718,281)		30,417,537

U.S. TREASURY BONDS & NOTES-39.3%
	U.S. Treasury Bonds-2.0%
20,000,000	3.500%, 2/15/39	17,234,380

	U.S. Treasury Inflation Indexed Notes-3.4%
9,475,725	2.500%, 7/15/16	10,635,023
12,005,425	1.625%, 1/15/18	12,846,741
5,056,800	1.375%, 1/15/20	5,255,123

		28,736,887

	U.S. Treasury Notes-33.9%
10,000,000	4.875%, 2/15/12	10,501,170
40,000,000	0.750%, 5/31/12	40,190,800
54,300,000	3.875%, 2/15/13	58,020,419
35,000,000	1.125%, 6/15/13	35,287,000
20,000,000	2.625%, 12/31/14	20,854,680
48,000,000	4.625%, 2/15/17	54,041,232
20,400,000	3.500%, 2/15/18	21,459,841
45,000,000	2.750%, 2/15/19	44,419,905

		284,775,047

TOTAL U.S. TREASURY BONDS & NOTES		330,746,314

(Cost $321,609,305)

FOREIGN BONDS-2.8%
	Australia Government-1.2%
AUD 10,000,000	5.250%, 3/15/19	10,056,765

	Canada Government-0.6%
CAD 5,000,000	3.750%, 6/1/19	5,299,457

	Netherlands Government-0.5%
EUR 3,000,000	4.000%, 7/15/19	4,301,778

	Norway Government-0.5%
NOK 21,000,000	4.500%, 5/22/19	3,840,952

TOTAL FOREIGN BONDS

(Cost $21,253,596)		23,498,952

MUNICIPAL BONDS-2.8%
	California-0.1%
$1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B, 4.750%, 6/1/31	898,120

12	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
	Colorado-0.1%
$1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds, 5.000%, 12/1/26	$1,014,760

	Florida-0.1%
1,000,000	Florida State Board of Education Cap Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	991,110

	Georgia-0.4%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, 4.500%, 1/1/29	3,032,100

	Illinois-0.2%
500,000	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland General Obligation Unlimited Bonds (School Building), 5.500%, 2/1/28	524,050
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	953,860

		1,477,910

	Louisiana-0.1%
1,000,000	East Baton Rouge Sewerage Commission Revenue Bonds, Series A, 5.125%, 2/1/29	1,016,820

	Massachusetts-0.1%
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C, 5.250%, 8/1/22	1,106,250

	Michigan-0.1%
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site), 5.000%, 5/1/32	960,640

	Ohio-1.2%
4,620,000	Columbus City School District Taxable Facilities & Improvement Build America Bonds, 6.150%, 12/1/33	4,615,057
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), 5.000%, 12/1/33	1,107,810
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), 5.000%, 12/1/26	517,170
1,000,000	Ohio State University General Recipients Revenue Bonds, 4.910%, 6/1/40	905,350
1,000,000	Ohio State University General Recipients Revenue Bonds, Series A, 5.000%, 12/1/28	1,032,240
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	543,030
1,000,000	State of Ohio General Obligation Unlimited Bonds, Series A, 5.375%, 9/1/28	1,056,090

		9,776,747

	Texas-0.4%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/37	1,002,320
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/1/37	1,005,160

Semi-Annual Report | December 31, 2010	13

Schedule of Investments	James Balanced: Golden Rainbow Fund
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
	Texas (continued)
$500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/38	$503,900
1,000,000	Tyler Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/15/34	1,004,100

		3,515,480

TOTAL MUNICIPAL BONDS (Cost $23,770,315)		23,789,937

TOTAL INVESTMENT SECURITIES-96.4% (Cost $702,295,993)		810,879,314
OTHER ASSETS IN EXCESS OF LIABILITIES-3.6%		30,054,454

NET ASSETS-100.0%		$840,933,768

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets

ETN - Exchange Traded Note

GNMA - Government National Mortgage Association

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

VIX - Market Volatility Index

Foreign Bonds Securities Allocation
% of net assets
Asia-Pacific	1.2%
Europe	1.0%
North America	0.6%

2.8%

See Notes to Financial Statements.

14	www.jamesfunds.com

James Small Cap Fund	Schedule of Investments
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-95.8%

	Basic Materials-12.9%
5,360	Aceto Corp.	$48,240
20,425	Arch Chemicals, Inc.	774,720
157,545	Boise, Inc.	1,249,332
12,115	Brush Engineered Materials, Inc.*	468,124
60,150	Buckeye Technologies, Inc.	1,263,751
11,450	Hawkins, Inc.	508,380
55,825	Innophos Holdings, Inc.	2,014,166
21,075	Innospec, Inc.*	429,930
5,376	Material Sciences Corp.*	34,353
3,150	Mercer International, Inc.*	24,412
3,469	Neenah Paper, Inc.	68,270
3,615	Oil-Dri Corp. of America	77,686
139,990	PolyOne Corp.*	1,748,475
11,220	Quaker Chemical Corp.	467,537
8,260	Rock-Tenn Co., Class A	445,627
4,295	Southwall Technologies, Inc.*	8,805
6,880	Stepan Co.*	524,738
1,820	Universal Stainless & Alloy*	56,930

		10,213,476

	Consumer, Cyclical-10.0%
20,025	Big Lots, Inc.*	609,961
5,768	Casual Male Retail Group, Inc.*	27,340
28,280	The Cato Corp., Class A	775,155
18,120	Cumulus Media, Inc., Class A*	78,097
1,414	Destination Maternity Corp.*	53,633
29,245	Domino’s Pizza, Inc.*	466,458
4,585	Dorman Products, Inc.*	166,160
1,300	Flexsteel Industries, Inc.	22,984
5,000	Friedman Industries, Inc.	43,750
15,540	G-III Apparel Group, Ltd.*	546,231
4,660	Global Traffic Network, Inc.*	43,105
18,800	Jakks Pacific, Inc.*	342,536
21,167	Lee Enterprises, Inc.*	52,071
6,156	Motorcar Parts of America, Inc.*	80,274
5,410	PC Connection, Inc.*	47,933
30,320	Polaris Industries, Inc.	2,365,566
5,740	PRIMEDIA, Inc.	24,108
37,655	RadioShack Corp.	696,241
7,030	Rocky Brands, Inc.*	70,581
164,120	Sinclair Broadcast Group, Inc., Class A	1,342,502
1,760	Susser Holdings Corp.*	24,376
2,197	United States Lime & Minerals, Inc.*	92,560

		7,971,622

	Consumer, Non-cyclical-14.4%
114,880	Ariad Pharmaceuticals, Inc.*	585,888
27,495	Bridgepoint Education, Inc.*	522,405
3,960	Carriage Services, Inc.*	19,206
1,809	Collectors Universe, Inc.	25,163

Semi-Annual Report | December 31, 2010	15

Schedule of Investments	James Small Cap Fund
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
	Consumer, Non-cyclical (continued)
11,425	Continucare Corp.*	$53,469
86,510	Cott Corp.*	779,455
195,345	Del Monte Foods Co.*	3,672,486
20,380	Elizabeth Arden, Inc.*	468,944
9,120	Five Star Quality Care, Inc.*	64,478
32,686	Fresh Del Monte Produce, Inc.	815,516
29,960	LifePoint Hospitals, Inc.*	1,101,030
1,305	Lifetime Brands, Inc.*	18,322
1,780	Mac-Gray Corp.	26,611
14,735	Metropolitan Health Networks, Inc.*	65,866
4,987	MGP Ingredients, Inc.	55,057
4,143	NovaMed, Inc.*	47,769
5,295	Nutraceutical International Corp.*	75,136
19,300	Prestige Brands Holdings, Inc.*	230,635
1,605	The Providence Service Corp.*	25,792
10,405	Shamir Optical Industry, Ltd.	143,069
55,205	Tupperware Brands Corp.	2,631,622

		11,427,919

	Energy-8.4%
11,330	Callon Petroleum Co.*	67,074
20,355	Duncan Energy Partners LP	653,192
36,540	Gulfport Energy Corp.*	791,091
63,755	Pioneer Southwest Energy Partners LP	1,914,563
1,155	REX American Resources Corp.*	17,741
81,430	Star Gas Partners LP	433,207
20,550	Sunoco Logistics Partners LP	1,717,774
16,930	W&T Offshore, Inc.	302,539
162,110	Warren Resources, Inc.*	732,737

		6,629,918

	Financial-14.5%
162,970	Advance America Cash Advance Centers, Inc.	919,151
74,455	Aircastle, Ltd.*	778,055
76,310	American Financial Group, Inc.	2,464,050
900	Arlington Asset Investment Corp., Class A	21,591
22,020	CNA Surety Corp.*	521,434
6,145	ePlus, Inc.*	145,268
11,635	EZCORP, Inc., Class A*	315,657
33,220	FBL Financial Group, Inc., Class A	952,417
2,753	Financial Institutions, Inc.	52,224
47,770	FPIC Insurance Group, Inc.*	1,765,579
4,560	MainSource Financial Group, Inc.	47,470
3,055	Mercer Insurance Group, Inc.	85,509
16,420	Nelnet, Inc., Class A*	388,990
2,260	Nicholas Financial, Inc.*	22,623
12,840	RAIT Financial Trust, REIT	28,120
80,560	Rent-A-Center, Inc.	2,600,477
10,460	Southside Bancshares, Inc.	220,392
6,840	Virginia Commerce Bancorp, Inc.*	42,271
2,650	West Bancorporation, Inc.	20,643

16	www.jamesfunds.com

James Small Cap Fund	Schedule of Investments
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
	Financial (continued)
1,490	World Acceptance Corp.*	$78,672

		11,470,593

	Industrial-13.0%
7,507	A.T. Cross Co., Class A*	72,443
26,053	Alamo Group, Inc.	724,794
27,010	Altra Holdings, Inc.*	536,419
1,615	CAI International, Inc.*	31,654
3,450	Chase Corp.	56,235
4,500	China Wind Systems, Inc.*	16,110
7,126	Coleman Cable, Inc.*	44,751
3,975	Culp, Inc.*	41,181
107,875	DryShips, Inc.*	593,312
65,940	Eagle Bulk Shipping, Inc.*	328,381
18,025	FirstService Corp.*	545,797
57,510	Fushi Copperweld, Inc.*	510,689
29,135	Genco Shipping & Trading, Ltd.*	419,544
3,615	International Shipholding Corp.	91,821
9,675	Littelfuse, Inc.	455,305
9,035	LJ International, Inc.*	35,146
1,730	Miller Industries, Inc.	24,618
128,180	Omnova Solutions, Inc.*	1,071,585
1,800	Park-Ohio Holdings Corp.*	37,638
54,720	Power-One, Inc.*	558,144
2,207	SORL Auto Parts, Inc.*	18,826
2,700	Sparton Corp.*	22,248
2,095	Standex International Corp.	62,661
74,287	Sturm Ruger & Co., Inc	1,135,848
63,680	Trimas Corp.*	1,302,893
3,989	UFP Technologies, Inc.*	48,626
46,925	VSE Corp.	1,549,464

		10,336,133

	Technology-14.3%
17,920	Advanced Battery Technologies, Inc.*	68,992
139,480	Amkor Technology, Inc.*	1,030,757
8,390	AXT, Inc.*	87,592
17,600	Benchmark Electronics, Inc.*	319,616
158,103	CGI Group, Inc., Class A*	2,728,858
7,125	China Techfaith Wireless Communication Technology Ltd., ADR*	29,854
3,098	CPI Corp.	69,860
44,745	CSG Systems International, Inc.*	847,470
3,700	DDi Corp.	43,512
45,650	Deluxe Corp.	1,050,863
7,830	Emerson Radio Corp.	15,503
5,095	Formula Systems 1985, Ltd., Sponsored ADR	94,308
13,300	GSI Technology, Inc.*	107,730
5,366	Integrated Silicon Solution, Inc.*	43,089
4,760	Intersections, Inc.	49,790
3,883	KEY Tronic Corp.*	20,269
957	LGL Group, Inc.*	17,303
7,760	Magic Software Enterprises, Ltd.	47,957
29,867	Measurement Specialties, Inc.*	876,596

Semi-Annual Report | December 31, 2010	17

Schedule of Investments	James Small Cap Fund
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
	Technology (continued)
5,680	Nova Measuring Instruments, Ltd.*	$47,201
8,005	Richardson Electronics, Ltd.	93,578
204,650	SMART Modular Technologies WWH, Inc.*	1,178,784
12,500	SMTC Corp.*	40,000
22,585	Triumph Group, Inc.	2,019,325
11,450	Unisys Corp.*	296,441
2,995	USA Mobility, Inc.	53,221
25,625	Westell Technologies, Inc., Class A*	83,794

		11,362,263

	Utilities-8.3%
29,820	Chesapeake Utilities Corp.	1,238,127
45,275	Cleco Corp.	1,392,659
53,805	El Paso Electric Co.*	1,481,252
9,125	Gas Natural, Inc.	95,721
25,890	IDACORP, Inc.	957,412
34,835	NorthWestern Corp.	1,004,293
4,380	SureWest Communications, Inc.*	46,866
170,280	Vonage Holdings Corp.*	381,427

		6,597,757

TOTAL COMMON STOCKS (Cost $57,288,199)		76,009,681

TOTAL INVESTMENT SECURITIES-95.8% (Cost $57,288,199)		76,009,681
OTHER ASSETS IN EXCESS OF LIABILITIES-4.2%		3,373,402

NET ASSETS-100.0%		$79,383,083

*	Non-income producing security.

ADR - American Depositary Receipt

LP - Limited Partnership

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

18	www.jamesfunds.com

James Market Neutral Fund	Schedule of Investments
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-82.3%
	Basic Materials-4.9%
15,515	Buckeye Technologies, Inc.(a)	$325,970
3,035	Clearwater Paper Corp.*(a)	237,641
3,610	E.I. du Pont de Nemours & Co.(a)	180,067
1,580	Lubrizol Corp.(a)	168,870

		912,548

	Consumer, Cyclical-9.6%
3,940	Bob Evans Farms, Inc.(a)	129,862
2,920	Bristow Group, Inc.*(a)	138,262
11,927	Dollar Tree, Inc.*(a)	668,866
16,015	Ford Motor Co.*(a)	268,892
4,780	Macy’s, Inc.(a)	120,934
6,130	R.R. Donnelley & Sons Co.*(a)	107,091
42,480	Sinclair Broadcast Group, Inc., Class A(a)	347,487

		1,781,394

	Consumer, Non-cyclical-10.9%
28,835	Cott Corp.*(a)	259,803
5,305	Hi-Tech Pharmacal Co., Inc.*(a)	132,360
13,775	Merck & Co., Inc.(a)	496,451
16,572	Pfizer, Inc.(a)	290,176
3,910	Ruddick Corp.(a)	144,044
11,970	Tupperware Brands Corp.(a)	570,610
4,100	Valeant Pharmaceuticals International, Inc.(a)	115,989

		2,009,433

	Energy-8.8%
3,695	Apache Corp.(a)	440,555
1,635	Chevron Corp.*(a)	149,194
4,670	Devon Energy Corp.*(a)	366,642
2,705	Newfield Exploration Co.*(a)	195,058
3,785	Noble Corp.*(a)	135,389
5,815	Pioneer Southwest Energy Partners LP(a)	174,624
1,955	Sunoco Logistics Partners LP(a)	163,418

		1,624,880

	Financial-11.9%
32,530	Advance America Cash Advance Centers, Inc.(a)	183,469
26,560	AmTrust Financial Services, Inc.(a)	464,800
16,830	Annaly Capital Management, Inc., REIT(a)	301,594
6,575	EZCORP, Inc., Class A*(a)	178,380
3,430	Platinum Underwriters Holdings, Ltd.(a)	154,247
17,600	Rent-A-Center, Inc.(a)	568,128
16,775	Southside Bancshares, Inc.(a)	353,449

		2,204,067

	Industrial-11.7%
8,620	CSX Corp.(a)	556,938
1,930	Cummins, Inc.(a)	212,319

Semi-Annual Report | December 31, 2010	19

Schedule of Investments	James Market Neutral Fund
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
	Industrial (continued)
41,755	Eagle Bulk Shipping, Inc.*(a)	$207,940
1,860	Flowserve Corp.*(a)	221,749
7,485	Fuel Systems Solutions, Inc.*(a)	219,909
8,155	Greif, Inc., Class A(a)	504,795
7,515	Jarden Corp.(a)	231,988

		2,155,638

	Technology-15.0%
14,385	Deluxe Corp.(a)	331,143
2,690	Hewlett-Packard Co.(a)	113,249
16,940	Insignia Systems, Inc.*(a)	110,618
3,670	International Business Machines Corp.(a)	538,609
7,120	Northrop Grumman Corp.*(a)	461,234
23,075	Qwest Communications International, Inc.(a)	175,601
15,290	SMART Modular Technologies WWH, Inc.*(a)	88,070
6,990	Symantec Corp.*(a)	117,012
6,425	TNS, Inc.*(a)	133,640
7,760	Triumph Group, Inc.(a)	693,822

		2,762,998

	Utilities-9.5%
7,035	American Electric Power Co., Inc.(a)	253,119
10,560	AT&T, Inc.(a)	310,253
3,620	Cleco Corp.(a)	111,351
8,100	DTE Energy Co.(a)	367,092
9,995	NorthWestern Corp.(a)	288,156
7,480	Oneok, Inc.(a)	414,916

		1,744,887

TOTAL COMMON STOCKS (Cost $11,328,974)		15,195,845

EXCHANGE TRADED FUNDS-6.3%
20,260	iShares Silver Trust Index Fund*(a)	611,447
4,050	SPDR Gold Shares*(a)	561,816

		1,173,263

TOTAL EXCHANGE TRADED FUNDS (Cost $835,102)		1,173,263

TOTAL INVESTMENT SECURITIES-88.6% (Cost $12,164,076)		16,369,108
SEGREGATED CASH WITH BROKERS-50.9%		9,401,288
SECURITIES SOLD SHORT-(79.8)% (Proceeds $(13,661,840))		(14,734,579)
OTHER ASSETS IN EXCESS OF LIABILITIES-40.3%		7,436,973

NET ASSETS-100.0%		$18,472,789

20	www.jamesfunds.com

James Market Neutral Fund	Schedule of Investments
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS-(79.7)%
	Basic Materials-(10.4)%
(13,625)	Cemex SAB de CV, Sponsored ADR	$(145,924)
(5,100)	Coeur d’Alene Mines Corp.	(139,332)
(7,950)	Commercial Metals Co.	(131,890)
(20,325)	Exeter Resource Corp.	(126,218)
(10,665)	Harmony Gold Mining Co., Ltd., Sponsored ADR	(133,739)
(4,891)	Ivanhoe Mines, Ltd.	(112,102)
(18,527)	Jaguar Mining, Inc.	(132,098)
(3,025)	Massey Energy Co.	(162,291)
(12,877)	Minefinders Corp.	(142,162)
(3,175)	Molycorp, Inc.	(158,432)
(7,630)	Penn Virginia Corp.	(128,337)
(1,425)	Randgold Resources, Ltd., ADR	(117,320)
(4,727)	Silver Standard Resources, Inc.	(133,396)
(2,600)	United States Steel Corp.	(151,892)

		(1,915,133)

	Consumer, Cyclical-(5.6)%
(9,981)	Barnes & Noble, Inc.	(141,231)
(5,925)	China Lodging Group, Ltd., ADR	(129,106)
(5,150)	GSI Commerce, Inc.	(119,480)
(5,375)	hhgregg, Inc.	(112,606)
(5,425)	Lumber Liquidators Holdings, Inc.	(135,137)
(8,294)	Ryland Group, Inc.	(141,247)
(1,825)	Sears Holdings Corp.	(134,594)
(15,375)	TiVo, Inc.	(132,686)

		(1,046,087)

	Consumer, Non-cyclical-(11.1)%
(9,261)	Accretive Health, Inc.	(150,491)
(5,650)	Ardea Biosciences, Inc.	(146,900)
(6,698)	Auxilium Pharmaceuticals, Inc.	(141,328)
(6,125)	China Kanghui Holdings, Inc., Sponsored ADR	(113,374)
(5,725)	comScore, Inc.	(127,725)
(11,208)	DexCom, Inc.	(152,989)
(25,602)	Elan Corp. PLC, Sponsored ADR	(146,699)
(7,095)	Emeritus Corp.	(139,842)
(9,274)	Insulet Corp.	(143,747)
(4,575)	K12, Inc.	(131,119)
(7,570)	Luminex Corp.	(138,380)
(2,000)	Monsanto Co.	(139,280)
(9,000)	Nektar Therapeutics	(115,650)
(2,804)	Pharmasset, Inc.	(121,722)
(10,000)	Synutra International, Inc.	(134,500)

		(2,043,746)

	Energy-(8.5)%
(9,900)	ATP Oil & Gas Corp.	(165,726)
(5,625)	Cie Generale de Geophysique-Veritas, Sponsored ADR	(172,069)
(9,616)	Clean Energy Fuels Corp.	(133,085)
(10,650)	Cobalt International Energy, Inc.	(130,036)
(4,360)	Copano Energy LLC	(147,150)
(1,411)	EOG Resources, Inc.	(128,980)
(5,307)	Exterran Partners LP	(142,546)

Semi-Annual Report | December 31, 2010	21

Schedule of Investments	James Market Neutral Fund
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
	Energy (continued)
(20,499)	Global Industries, Ltd.	$(142,058)
(3,250)	Inergy LP	(127,530)
(7,850)	Petrohawk Energy Corp.	(143,263)
(18,525)	Provident Energy Trust	(147,274)

		(1,579,717)

	Financial-(14.8)%
(16,825)	Beneficial Mutual Bancorp, Inc.	(148,565)
(8,197)	The Charles Schwab Corp.	(140,251)
(14,425)	China Real Estate Information Corp., ADR	(138,480)
(27,900)	DCT Industrial Trust, Inc., REIT	(148,149)
(9,350)	E-House China Holdings, Ltd., ADR	(139,876)
(13,100)	First Midwest Bancorp, Inc.	(150,912)
(7,125)	Forestar Group, Inc.	(137,512)
(1,675)	Greenhill & Co., Inc	(136,814)
(5,725)	Healthcare Realty Trust, Inc., REIT	(121,198)
(13,825)	Hilltop Holdings, Inc.	(137,144)
(3,075)	KB Financial Group, Inc., ADR	(162,637)
(5,400)	KBW, Inc.	(150,768)
(8,854)	Manulife Financial Corp.	(152,112)
(10,050)	Oriental Financial Group, Inc.	(125,525)
(7,075)	PacWest Bancorp	(151,263)
(10,150)	People’s United Financial, Inc.	(142,201)
(7,108)	The St. Joe Co.	(155,310)
(15,758)	TFS Financial Corp.	(142,137)
(8,666)	Washington Federal, Inc.	(146,629)

		(2,727,483)

	Industrial-(6.0)%
(3,650)	Con-way, Inc.	(133,481)
(4,900)	Eagle Materials, Inc.	(138,425)
(12,475)	Empresas ICA SAB de CV, Sponsored ADR	(127,245)
(11,250)	Intermec, Inc.	(142,425)
(11,250)	L-1 Identity Solutions, Inc.	(133,987)
(11,100)	The Manitowoc Co., Inc	(145,521)
(9,400)	USG Corp.	(158,202)
(3,137)	Vulcan Materials Co.	(139,157)

		(1,118,443)

	Technology-(21.2)%
(3,250)	Athenahealth, Inc.	(133,185)
(5,600)	Compellent Technologies, Inc.	(154,504)
(18,675)	Comverse Technology, Inc.	(135,581)
(2,650)	Concur Technologies, Inc.	(137,614)
(3,100)	Crown Castle International Corp.	(135,873)
(3,975)	Crucell NV, ADR	(124,378)
(3,379)	Dendreon Corp.	(117,995)
(4,325)	DigitalGlobe, Inc.	(137,146)
(11,746)	Enzon Pharmaceuticals, Inc.	(142,949)
(1,601)	Equinix, Inc.	(130,097)
(22,017)	Geron Corp.	(113,828)
(5,250)	Human Genome Sciences, Inc.	(125,422)
(10,975)	Leap Wireless International, Inc.	(134,553)
(3,350)	Longtop Financial Technologies, Ltd., Sponsored ADR	(121,203)
(4,750)	MakeMyTrip, Ltd.	(128,393)
(20,873)	MannKind Corp.	(168,236)

22	www.jamesfunds.com

James Market Neutral Fund	Schedule of Investments
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
	Technology (continued)
(11,116)	MEMC Electronic Materials, Inc.	$(125,166)
(1,550)	MicroStrategy, Inc., Class A	(132,478)
(4,033)	Pegasystems, Inc.	(147,729)
(4,975)	Regeneron Pharmaceuticals, Inc.	(163,329)
(5,850)	Savient Pharmaceuticals, Inc.	(65,169)
(4,803)	SAVVIS, Inc.	(122,573)
(3,305)	SBA Communications Corp., Class A	(135,307)
(3,450)	Shanda Interactive Entertainment, Ltd., Sponsored ADR	(136,758)
(8,650)	SS&C Technologies Holdings, Inc.	(177,411)
(11,325)	Tata Communications, Ltd., Sponsored ADR	(128,539)
(10,278)	Terremark Worldwide, Inc.	(133,100)
(5,475)	Universal Display Corp.	(167,809)
(3,944)	Vertex Pharmaceuticals, Inc.	(138,158)
		(3,914,483)
	Utilities - (2.1)%
(9,325)	Atlantic Power Corp.	(137,637)
(2,700)	Atlantic Tele-Network, Inc.	(103,518)
(6,277)	Otter Tail Corp.	(141,484)
		(382,639)

TOTAL COMMON STOCKS SOLD SHORT		(14,727,731)
RIGHTS-(0.1)%
(4,891)	Ivanhoe Mines, Ltd.	(6,848)
TOTAL RIGHTS SOLD SHORT		(6,848)
TOTAL SECURITIES SOLD SHORT-(79.8)% (Proceeds $(13,661,840))		$(14,734,579)

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $16,369,108.
*	Non-income producing security.

ADR - American Depositary Receipt

LLC - Limited Liabilty Company

LP - Limited Partnership

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

SAB de CV - Sociedad Anonima de Capital Variable

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2010	23

Schedule of Investments	James Mid Cap Fund
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-99.6%
	Basic Materials-11.2%
4,000	Domtar Corp.	$303,680
2,500	FMC Corp.	199,725
3,000	Lubrizol Corp.	320,640
15,000	PolyOne Corp.*	187,350
12,000	Silver Wheaton Corp.*	468,480

		1,479,875

	Consumer, Cyclical-8.9%
6,925	Bristow Group, Inc.*	327,899
4,000	Darden Restaurants, Inc.	185,760
7,000	Dollar Tree, Inc.*	392,560
15,000	R.R. Donnelley & Sons Co.*	262,050

		1,168,269

	Consumer, Non-cyclical-17.4%
6,000	Community Health Systems, Inc.*	224,220
15,125	Del Monte Foods Co.*	284,350
4,500	International Flavors & Fragrances, Inc.	250,155
10,000	LifePoint Hospitals, Inc.*	367,500
8,000	Ruddick Corp.	294,720
10,000	Sara Lee Corp.	175,100
100	Seaboard Corp.	199,100
7,000	Tupperware Brands Corp.	333,690
10,000	Tyson Foods, Inc., Class A	172,200

		2,301,035

	Energy-12.9%
4,000	Cimarex Energy Co.	354,120
4,500	Enbridge Energy Partners LP	280,710
4,000	Ensco PLC, Sponsored ADR	213,520
6,000	Newfield Exploration Co.*	432,660
12,000	Rowan Cos., Inc.*	418,920

		1,699,930

	Financial-11.4%
8,500	American Financial Group, Inc.	274,465
4,500	Endurance Specialty Holdings, Ltd.	207,315
11,000	Nelnet, Inc., Class A*	260,590
7,500	Platinum Underwriters Holdings, Ltd.	337,275
13,000	Rent-A-Center, Inc.	419,640

		1,499,285

	Industrial-12.3%
5,000	Greif, Inc., Class A	309,500
7,500	Jarden Corp.	231,525
4,000	Joy Global, Inc.	347,000
6,500	Timken Co.	310,245

24	www.jamesfunds.com

James Mid Cap Fund	Schedule of Investments
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
	Industrial (continued)
8,000	TRW Automotive Holdings Corp.*	$421,600

		1,619,870

	Technology-14.5%
33,425	Amkor Technology, Inc.*	247,011
7,500	Arrow Electronics, Inc.*	256,875
10,000	AVX Corp.	154,300
4,475	Computer Sciences Corp.	221,960
13,500	Deluxe Corp.	310,770
6,000	Lexmark International, Inc., Class A*	208,920
8,000	VeriFone Systems, Inc.*	308,480
6,225	Western Digital Corp.*	211,027

		1,919,343

	Utilities-11.0%
6,350	CenturyTel, Inc.	293,180
15,050	CMS Energy Corp.	279,930
4,825	DTE Energy Co.	218,669
3,500	Energen Corp.	168,910
8,000	NorthWestern Corp.	230,640
7,000	Southwest Gas Corp.	256,690

		1,448,019

TOTAL COMMON STOCKS
(Cost $10,459,217)		13,135,626

TOTAL INVESTMENT SECURITIES-99.6%
(Cost $10,459,217)		13,135,626
OTHER ASSETS IN EXCESS OF LIABILITIES-0.4%		59,365

NET ASSETS-100.0%		$13,194,991

*	Non-income producing security.

ADR - American Depositary Receipt

LP - Limited Partnership

Ltd. - Limited

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2010	25

Schedule of Investments	James Micro Cap Fund
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-93.9%
	Basic Materials-7.0%
9,430	Aceto Corp.	$84,870
9,422	Material Sciences Corp.*	60,207
5,235	Mercer International, Inc.*	40,571
6,090	Neenah Paper, Inc.	119,851
6,320	Oil-Dri Corp. of America	135,817
7,581	Southwall Technologies, Inc.*	15,541
3,175	Universal Stainless & Alloy*	99,314

		556,171

	Consumer, Cyclical-14.8%
10,144	Casual Male Retail Group, Inc.*	48,082
31,870	Cumulus Media, Inc., Class A*	137,360
2,589	Destination Maternity Corp.*	98,201
2,285	Flexsteel Industries, Inc.	40,399
8,800	Friedman Industries, Inc.	77,000
8,200	Global Traffic Network, Inc.*	75,850
37,205	Lee Enterprises, Inc.*	91,524
10,830	Motorcar Parts of America, Inc.*	141,223
9,560	PC Connection, Inc.*	84,702
10,100	PRIMEDIA, Inc.	42,420
12,343	Rocky Brands, Inc.*	123,924
3,082	Susser Holdings Corp.*	42,686
3,857	United States Lime & Minerals, Inc.*	162,495

		1,165,866

	Consumer, Non-cyclical-14.1%
6,985	Carriage Services, Inc.*	33,877
3,164	Collectors Universe, Inc.	44,011
20,105	Continucare Corp.*	94,091
19,486	Five Star Quality Care, Inc.*	137,766
2,283	Lifetime Brands, Inc.*	32,053
3,120	Mac-Gray Corp.	46,644
25,935	Metropolitan Health Networks, Inc.*	115,930
8,761	MGP Ingredients, Inc.	96,721
7,285	NovaMed, Inc.*	83,996
9,315	Nutraceutical International Corp.*	132,180
2,826	The Providence Service Corp.*	45,414
18,285	Shamir Optical Industry, Ltd.	251,419

		1,114,102

	Energy-2.4%
19,950	Callon Petroleum Co.*	118,104
2,045	REX American Resources Corp.*	31,411
8,305	Warren Resources, Inc.*	37,539

		187,054

	Financial-13.8%
1,345	Arlington Asset Investment Corp., Class A	32,267
10,805	ePlus, Inc.*	255,430

26	www.jamesfunds.com

James Micro Cap Fund	Schedule of Investments
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
	Financial (continued)
4,860	Financial Institutions, Inc.	$92,194
7,550	FPIC Insurance Group, Inc.*	279,048
8,025	MainSource Financial Group, Inc.	83,540
5,350	Mercer Insurance Group, Inc.	149,746
3,952	Nicholas Financial, Inc.*	39,560
22,620	RAIT Financial Trust, REIT	49,538
12,050	Virginia Commerce Bancorp, Inc.*	74,469
4,610	West Bancorporation, Inc.	35,912

		1,091,704

	Industrial-15.5%
14,166	A.T. Cross Co., Class A*	136,702
3,795	Alamo Group, Inc.	105,577
2,853	CAI International, Inc.*	55,919
6,060	Chase Corp.	98,778
7,920	China Wind Systems, Inc.*	28,354
13,040	Coleman Cable, Inc.*	81,891
7,015	Culp, Inc.*	72,675
6,320	International Shipholding Corp.	160,528
15,905	LJ International, Inc.*	61,870
3,025	Miller Industries, Inc.	43,046
3,155	Park-Ohio Holdings Corp.*	65,971
3,876	SORL Auto Parts, Inc.*	33,062
4,095	Sparton Corp.*	33,743
3,680	Standex International Corp.	110,069
3,090	Sturm Ruger & Co., Inc	47,246
7,284	UFP Technologies, Inc.*	88,792

		1,224,223

	Technology-21.4%
31,570	Advanced Battery Technologies, Inc.*	121,544
14,795	AXT, Inc.*	154,460
12,560	China Techfaith Wireless Communication Technology, Ltd., ADR*	52,626
5,417	CPI Corp.	122,153
6,550	DDi Corp.	77,028
14,320	Emerson Radio Corp.	28,354
8,945	Formula Systems 1985, Ltd., Sponsored ADR	165,572
23,385	GSI Technology, Inc.*	189,418
9,438	Integrated Silicon Solution, Inc.*	75,787
8,350	Intersections, Inc.	87,341
6,854	KEY Tronic Corp.*	35,778
1,719	LGL Group, Inc.*	31,080
13,665	Magic Software Enterprises, Ltd.	84,450
10,000	Nova Measuring Instruments, Ltd.*	83,100
14,065	Richardson Electronics, Ltd.	164,420
21,980	SMTC Corp.*	70,336
45,060	Westell Technologies, Inc., Class A*	147,346

		1,690,793

	Utilities-4.9%
3,230	Chesapeake Utilities Corp.	134,110
16,050	Gas Natural, Inc.	168,364

Semi-Annual Report | December 31, 2010	27

Schedule of Investments	James Micro Cap Fund
December 31, 2010 (Unaudited)

Shares or Principal Amount		Value
	Utilities (continued)
7,730	SureWest Communications, Inc.*	$82,711

		385,185

TOTAL COMMON STOCKS (Cost $6,736,137)		7,415,098

TOTAL INVESTMENT SECURITIES-93.9% (Cost $6,736,137)		7,415,098
OTHER ASSETS IN EXCESS OF LIABILITIES-6.1%		480,840

NET ASSETS-100.0%		$7,895,938

*	Non-income producing security.

ADR—American Depositary Receipt

Ltd.—Limited

REIT—Real Estate Investment Trust

See Notes to Financial Statements.
28	www.jamesfunds.com

James Advantage Funds	Statements of Assets and Liabilities
December 31, 2010 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Market Neutral Fund	James Mid Cap Fund	James Micro Cap Fund

ASSETS:

Investment securities:
At cost	$702,295,993	$57,288,199	$12,164,076	$10,459,217	$6,736,137

At value	$810,879,314	$76,009,681	$16,369,108	$13,135,626	$7,415,098
Segregated cash with brokers	–	–	9,401,288	–	–
Cash	17,626,612	3,316,247	7,498,498	63,025	465,646
Dividends and interest receivable	4,497,215	40,617	24,191	12,833	3,507
Receivable for securities sold	6,090,277	–	–	–	–
Receivable for capital shares sold	3,074,881	152,698	–	–	20,000
Other assets	92,126	–	–	–	–

Total Assets	842,260,425	79,519,243	33,293,085	13,211,484	7,904,251

LIABILITIES:

Payable for securities sold short (proceeds $13,661,840)	–	–	14,734,579	–	–
Payable for dividends on securities sold short	–	–	1,289	–	–
Payable for capital shares redeemed	467,741	35,942	50,522	–	–
Accrued expenses:
Management fees	503,918	83,241	29,355	13,523	8,263
12b-1 distribution and service fees	155,990	16,859	4,472	2,915	–
Trustees’ fees	50	50	50	50	50
Other payables	198,958	68	29	5	–

Total Liabilities	1,326,657	136,160	14,820,296	16,493	8,313

Net Assets	$840,933,768	$79,383,083	$18,472,789	$13,194,991	$7,895,938

NET ASSETS CONSIST OF:

Paid-in capital	$727,009,526	$113,964,286	$29,382,543	$11,649,542	$7,057,903
Accumulated net investment income/(loss)	(290,101)	30,524	(223,751)	(28,774)	(1,174)
Accumulated net realized gain/(loss) on investments and translation of assets and liabilities denominated in foreign currency	5,620,147	(53,333,209)	(13,818,297)	(1,102,186)	160,247
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currency	108,594,196	18,721,482	3,132,294	2,676,409	678,962

Net Assets	$840,933,768	$79,383,083	$18,472,789	$13,194,991	$7,895,938

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2010	29

Statements of Assets and Liabilities	James Advantage Funds
December 31, 2010 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Market Neutral Fund	James Mid Cap Fund	James Micro Cap Fund

PRICING OF RETAIL CLASS SHARES(a):

Net assets	$756,297,535	$79,383,083	$18,472,789	$13,194,991	$7,895,938
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	37,737,733	3,733,368	2,094,922	1,229,007	681,112

Net assets value, offering price and redemption price per share	$20.04	$21.26 $	8.82	$10.74 $	11.59

PRICING OF INSTITUTIONAL CLASS SHARES:

Net assets	$84,636,233	N/A	N/A	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	4,223,299	N/A	N/A	N/A	N/A

Net assets value, offering price and redemption price per share	$20.04	N/A	N/A	N/A	N/A

(a)

James Small Cap Fund, James Market Neutral Fund, James Mid Cap Fund and James Micro Cap Fund do not have a share class and will be presented as Retail Class shares throughout this semi-annual report for financial reporting presentation purposes only.

See Notes to Financial Statements.

30	www.jamesfunds.com

James Advantage Funds	Statements of Operations
For the Six Months Ended December 31, 2010 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Market Neutral Fund	James Mid Cap Fund	James Micro Cap Fund(a)

INVESTMENT INCOME:

Dividends (Net of withholding taxes of $48,821, $5,808, $0, $170 and $1,875, respectively)	$3,325,022	$692,181	$141,636	$108,564	$29,169
Interest	6,319,214	–	–	–	–
Other income	85,643	–	–	–	–

Total Investment Income	9,729,879	692,181	141,636	108,564	29,169

EXPENSES:

Management fees	2,676,050	445,131	205,149	69,326	24,093
12b-1 distribution and service fees - Retail Class	826,933	90,276	31,088	15,115	–
Dividend expense on securities sold short	–	–	125,990	–	–
Administration fee	272,761	–	–	–	–
Custodian fees	41,952	–	–	–	–
Professional fees	88,471	–	–	–	–
Trustee fees	6,250	6,250	6,250	6,250	6,250
Registration fees	65,211	–	–	–	–
Shareholder report printing and mailing	50,042	–	–	–	–
Other expenses	59,534	–	–	–	–

Total Expenses	4,087,204	541,657	368,477	90,691	30,343

Net Investment Income/(Loss)	5,642,675	150,524	(226,841)	17,873	(1,174)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

Net realized gain/(loss) from:
Security transactions	17,613,764	6,507,209	3,039,212	421,918	160,247
Securities sold short	–	–	(2,897,304)	–	–
Foreign currency transactions	26,416	–	–	–	–
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	52,122,216	7,531,424	(871,765)	2,297,030	678,962
Net change in unrealized appreciation on foreign currency translation	31,162	–	–	–	–

Net Realized and Unrealized Gain/(Loss) on Investments	69,793,558	14,038,633	(729,857)	2,718,948	839,209

Net Increase/(Decrease) in Net Assets Resulting from Operations	$75,436,233	$14,189,157	$(956,698)	$2,736,821	$838,035

(a)	Fund commenced operations on July 1, 2010.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2010	31

Statements of Changes in Net Assets	James Balanced: Golden Rainbow Fund

	For the Six Months Ended December 31, 2010 (Unaudited)	For the Year Ended June 30, 2010
FROM OPERATIONS:
Net investment income	$5,642,675	$9,547,957
Net realized gain from security transactions, securities sold short and foreign currency transactions	17,640,180	5,346,478
Net change in unrealized appreciation on investments and foreign currency translation	52,153,378	44,983,967
Net Increase in net assets resulting from operations	75,436,233	59,878,402

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Retail Class:
Dividends from net investment income	(5,687,287)	(9,298,072)
From net realized gains on investments	(5,605,358)	–
Institutional Class:
Dividends from net investment income	(773,043)	(362,971)
From net realized gains on investments	(647,555)	–
Decrease in net assets from distributions to shareholders	(12,713,243)	(9,661,043)

FROM CAPITAL SHARE TRANSACTIONS:

Retail Class Shares:
Proceeds from shares sold	183,192,634	195,339,486
Net asset value of shares issued in reinvestment of distributions to shareholders	10,701,507	8,569,772
Payments for shares redeemed	(66,550,582)	(219,698,279)
Net increase/(decrease) in net assets from Retail Class capital share transactions	127,343,559	(15,789,021)

Institutional Class Shares:
Proceeds from shares sold	23,709,398	62,062,337
Net asset value of shares issued in reinvestment of distributions to shareholders	834,611	234,585
Payments for shares redeemed	(6,853,749)	(1,021,374)
Net increase in net assets from Institutional Class capital share transactions	17,690,260	61,275,548
Total Increase in Net Assets	207,756,809	95,703,886

NET ASSETS:

Beginning of period	633,176,959	537,473,073
End of period	$840,933,768	$633,176,959

Accumulated net investment income/(loss)
	$(290,101)	$1,473,656

See Notes to Financial Statements.

32	www.jamesfunds.com

James Balanced: Golden Rainbow Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2010 (Unaudited)	For the Year Ended June 30, 2010

SUMMARY OF CAPITAL SHARE ACTIVITY:

Retail Class Shares:
Shares sold	9,387,790	10,835,523
Shares issued in reinvestment of distributions to shareholders	536,962	472,356
Shares redeemed	(3,433,426)	(12,252,105)
Net increase/(decrease) in shares outstanding	6,491,326	(944,226)
Shares outstanding, beginning of period	31,246,407	32,190,633
Shares outstanding, end of period	37,737,733	31,246,407

Institutional Class Shares:
Shares sold	1,217,881	3,346,833
Shares issued in reinvestment of distributions to shareholders	41,883	12,778
Shares redeemed	(347,816)	(55,146)
Net increase in shares outstanding	911,948	3,304,465
Shares outstanding, beginning of period	3,311,351	6,886
Shares outstanding, end of period	4,223,299	3,311,351

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2010	33

Statements of Changes in Net Assets	James Small Cap Fund

	For the Six Months Ended December 31, 2010 (Unaudited)	For the Year Ended June 30, 2010

FROM OPERATIONS:

Net investment income	$150,524	$70,765
Net realized gain from security transactions	6,507,209	4,815,460
Net change in unrealized appreciation on investments	7,531,424	15,433,671
Net Increase in net assets resulting from operations	14,189,157	20,319,896

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Retail Class:
Dividends from net investment income	(120,000)	–
Dividends from tax return of capital	–	(70,676)
Decrease in net assets from distributions to shareholders	(120,000)	(70,676)
FROM CAPITAL SHARE TRANSACTIONS:

Retail Class Shares:
Proceeds from shares sold	9,408,258	14,350,027
Net asset value of shares issued in reinvestment of distributions to shareholders	–	68,734
Payments for shares redeemed	(9,537,160)	(69,026,196)
Net decrease in net assets from Retail Class capital share transactions	(128,902)	(54,607,435)
Total Increase/(Decrease) in Net Assets	13,940,255	(34,358,215)

NET ASSETS:

Beginning of period	65,442,828	99,801,043
End of period	$79,383,083	$65,442,828

Accumulated net investment income	$30,524	$–

SUMMARY OF CAPITAL SHARE ACTIVITY:

Retail Class Shares:
Shares sold	493,177	867,468
Shares issued in reinvestment of distributions to shareholders	–	3,819
Shares redeemed	(498,106)	(4,173,574)
Net decrease in shares outstanding	(4,929)	(3,302,287)
Shares outstanding, beginning of period	3,738,297	7,040,584
Shares outstanding, end of period	3,733,368	3,738,297

See Notes to Financial Statements.

34	www.jamesfunds.com

James Market Neutral Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2010 (Unaudited)	For the Year Ended June 30, 2010

FROM OPERATIONS:

Net investment loss	$(226,841)	$(334,771)
Net realized gain/(loss) from security transactions	141,908	(3,914,389)
Net change in unrealized appreciation/(depreciation) on investments	(871,765)	1,252,582
Net Decrease in net assets resulting from operations	(956,698)	(2,996,578)

FROM CAPITAL SHARE TRANSACTIONS:

Retail Class Shares:
Proceeds from shares sold	1,382,816	16,398,396
Payments for shares redeemed	(11,208,412)	(17,491,564)
Net decrease in net assets from Retail Class capital share transactions	(9,825,596)	(1,093,168)
Total Decrease in Net Assets	(10,782,294)	(4,089,746)

NET ASSETS:

Beginning of period	29,255,083	33,344,829
End of period	$18,472,789	$29,255,083

Accumulated net investment income/(loss)	$(223,751)	$3,090

SUMMARY OF CAPITAL SHARE ACTIVITY:

Retail Class Shares:
Shares sold	150,844	1,699,477
Shares redeemed	(1,238,310)	(1,847,218)
Net decrease in shares outstanding	(1,087,466)	(147,741)
Shares outstanding, beginning of period	3,182,388	3,330,129
Shares outstanding, end of period	2,094,922	3,182,388

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2010	35

Statements of Changes in Net Assets	James Mid Cap Fund

	For the Six Months Ended December 31, 2010 (Unaudited)	For the Year Ended June 30, 2010

FROM OPERATIONS:

Net investment income	$17,873	$12,399
Net realized gain/(loss) from security transactions	421,918	(216,255)
Net change in unrealized appreciation on investments	2,297,030	918,310
Net Increase in net assets resulting from operations	2,736,821	714,454

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Retail Class:
Dividends from net investment income	(48,621)	(12,277)
Decrease in net assets from distributions to shareholders	(48,621)	(12,277)

FROM CAPITAL SHARE TRANSACTIONS:

Retail Class Shares:
Proceeds from shares sold	2,688,772	5,405,499
Net asset value of shares issued in reinvestment of distributions to shareholders	3,549	12,253
Payments for shares redeemed	(1,682,903)	(1,060,850)
Net increase in net assets from Retail Class capital share transactions	1,009,418	4,356,902
Total Increase in Net Assets	3,697,618	5,059,079

NET ASSETS:

Beginning of period	9,497,373	4,438,294
End of period	$13,194,991	$9,497,373

Accumulated net investment income/(loss)	$(28,774)	$1,974

SUMMARY OF CAPITAL SHARE ACTIVITY:

Retail Class Shares:
Shares sold	290,181	603,659
Shares issued in reinvestment of distributions to shareholders	369	1,374
Shares redeemed	(167,278)	(129,051)
Net increase in shares outstanding	123,272	475,982
Shares outstanding, beginning of period	1,105,735	629,753
Shares outstanding, end of period	1,229,007	1,105,735

See Notes to Financial Statements.

36	www.jamesfunds.com

James Micro Cap Fund	Statements of Changes in Net Assets

For the Six Months Ended December 31, 2010 (Unaudited)(a)
FROM OPERATIONS:
Net investment loss	$(1,174)
Net realized gain from security transactions	160,247
Net change in unrealized appreciation on investments	678,962
Net Increase in net assets resulting from operations	838,035
FROM CAPITAL SHARE TRANSACTIONS:
Retail Class Shares:
Proceeds from shares sold	7,112,332
Payments for shares redeemed	(55,030)
Net increase in net assets from Retail Class capital share transactions	7,057,302
Redemption fees	601
Total Increase in Net Assets	7,895,938
NET ASSETS:
Beginning of period	–
End of period	$7,895,938

Accumulated net investment loss	$(1,174)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Retail Class Shares:
Shares sold	685,840
Shares redeemed	(4,728)
Net increase in shares outstanding	681,112
Shares outstanding, beginning of period	–
Shares outstanding, end of period	681,112

(a)	Fund commenced operations on July 1, 2010.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2010	37

Financial Highlights	James Balanced: Golden Rainbow Fund – Retail Class
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2010 (Unaudited)		For the Year Ended June 30, 2010	For the Year Ended June 30, 2009		For the Year Ended June 30, 2008	For the Year Ended June 30, 2007	For the Year Ended June 30, 2006
Net asset value - beginning of period	$18.32		$16.69	$18.09		$18.33	$17.32	$17.18
Income/(Loss) from investment operations:
Net investment income	0.14		0.30	0.28		0.40	0.39	0.34
Net realized and unrealized gain/(loss) on investments	1.90		1.63	(1.40)		0.11	1.34	0.75
Total from investment operations	2.04		1.93	(1.12)		0.51	1.73	1.09

Less distributions:
From net investment income	(0.16)		(0.30)	(0.28)		(0.40)	(0.40)	(0.34)
From net realized gain on investments	(0.16)		–	(0.00	)(a)	(0.35)	(0.32)	(0.61)
Total distributions	(0.32)		(0.30)	(0.28)		(0.75)	(0.72)	(0.95)
Net asset value at end of period	$20.04		$18.32	$16.69		$18.09	$18.33	$17.32

Total return	11.13%	(b)	11.60%	(6.19%)		2.76%	10.13%	6.48%
Net assets, end of period (in thousands)	$756,298		$572,484	$537,358		$478,694	$341,664	$268,766
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.14	%(c)	1.19%	1.16%		1.18%	1.18%	1.21%
Ratio of net investment income to average net assets	1.51	%(c)	1.68%	1.68%		2.20%	2.24%	2.11%
Portfolio turnover rate	23	%(b)	31%	72%		53%	92%	68%

(a)	Amount rounds to less than $(0.005) per share.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

38	www.jamesfunds.com

James Balanced: Golden Rainbow Fund – Institutional Class	Financial Highlights
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2010 (Unaudited)		For the Year Ended June 30, 2010	For the Period Ended June 30, 2009(a)

Net asset value - beginning of period	$18.33		$16.69	$14.80
Income from investment operations:
Net investment income	0.17		0.34	0.09
Net realized and unrealized gain on investments	1.89		1.65	1.94
Total from investment operations	2.06		1.99	2.03

Less distributions:
From net investment income	(0.19)		(0.35)	(0.14)
From net realized gain on investments	(0.16)		–	–
Total distributions	(0.35)		(0.35)	(0.14)
Net asset value at end of period	$20.04		$18.33	$16.69

Total return	11.25% (b)		11.94%	13.75%	(b)

Net assets, end of period (in thousands)	$84,636		$60,693	$115

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	0.89%	(c)	1.06%	0.95%	(c)
Ratio of net investment income to average net assets	1.76%	(c)	2.06%	1.63%	(c)
Portfolio turnover rate	23% (b)		31%	72%	(b)

(a)	Represents the period from commencement of operations (March 2, 2009) through June 30, 2009.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2010	39

Financial Highlights	James Small Cap Fund
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2010 (Unaudited)		For the Year Ended June 30, 2010	For the Year Ended June 30, 2009	For the Year Ended June 30, 2008	For the Year Ended June 30, 2007		For the Year Ended June 30, 2006
Net asset value - beginning of period	$17.51		$14.18	$20.04	$24.56	$23.28		$20.46
Income/(Loss) from investment operations:
Net investment income/(loss)	0.04		0.02	0.06	0.10	0.11		(0.04)
Net realized and unrealized gain/(loss) on investments	3.74		3.33	(5.86)	(4.52)	1.50		3.19
Total from investment operations	3.78		3.35	(5.80)	(4.42)	1.61		3.15

Less distributions:
From net investment income	(0.03)		–	(0.06)	(0.10)	(0.11)		(0.04)
From net realized gain on investments	–		–	–	–	(0.22)		(0.30)
From tax return of capital	–		(0.02)	–	–	–		–
Total distributions	(0.03)		(0.02)	(0.06)	(0.10)	(0.33)		(0.34)
Paid - in capital from redemption fees(a)	–		–	–	–	0.00	(b)	0.01
Net asset value at end of period	$21.26		$17.51	$14.18	$20.04	$24.56		$23.28

Total return	21.60%	(c)	23.61%	(28.91%)	(18.03%)	6.97%		15.59%

Net assets, end of period (in thousands)	$79,383		$65,443	$99,801	$177,915	$327,467		$170,490

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50%	(d)	1.50%	1.50%	1.50%	1.50%		1.50%
Ratio of net investment income/(loss) to average net assets	0.42%	(d)	0.08%	0.37%	0.42%	0.54%		(0.25%)
Portfolio turnover rate	43%	(c)	38%	46%	54%	104%		59%

(a)	Amount calculated based on average shares outstanding throughout the period. Effective February 21, 2007, the redemption fee was eliminated.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

40	www.jamesfunds.com

James Market Neutral Fund	Financial Highlights
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2010 (Unaudited)		For the Year Ended June 30, 2010	For the Year Ended June 30, 2009	For the Year Ended June 30, 2008	For the Year Ended June 30, 2007		For the Year Ended June 30, 2006

Net asset value - beginning of period	$9.19		$10.01	$12.30	$12.17	$12.69		$12.27
Income/(Loss) from investment operations:
Net investment income/(loss)	(0.11)		(0.11)	(0.11)	0.11	0.40		0.17
Net realized and unrealized gain/(loss) on investments	(0.26)		(0.71)	(2.17)	0.20	(0.51)		0.42
Total from investment operations	(0.37)		(0.82)	(2.28)	0.31	(0.11)		0.59

Less distributions:
From net investment income	–		–	(0.01)	(0.18)	(0.41)		(0.18)
Total distributions	–		–	(0.01)	(0.18)	(0.41)		(0.18)
Paid-in capital from redemption fees(a)	–		–	–	–	0.00	(b)	0.01
Net asset value at end of period	$8.82		$9.19	$10.01	$12.30	$12.17		$12.69
Total return	(4.03%)	(c)	(8.19%)	(18.55%)	2.60%	(0.84%)		4.94%

Net assets, end of period (in thousands)	$18,473		$29,255	$33,345	$50,289	$51,527		$75,218

Ratios/Supplemental Data:
Ratio of net expenses to average net assets excluding dividends on securities sold short	1.95%	(d)	1.95%	1.95%	1.91%	1.94%		1.95%
Ratio of dividend expense on securities sold short	1.01%	(d)	0.65%	0.32%	0.90%	0.32%		0.62%
Ratio of net expenses to average net assets	2.96%	(d)	2.60%	2.27%	2.81%	2.26%		2.57%
Ratio of net investment income/(loss) to average net assets	(1.82%)	(d)	(1.02%)	(0.76%)	0.74%	3.21%		1.52%
Portfolio turnover rate(e)	13%	(c)	44%	65%	79%	57%		27%

(a)	Amount calculated based on average shares outstanding throughout the period. Effective February 21, 2007, the redemption fee was eliminated.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Calculation does not include short positions or short transactions. Portfolio turnover rate would be higher if included.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2010	41

Financial Highlights	James Mid Cap Fund
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2010 (Unaudited)		For the Year Ended June 30, 2010	For the Year Ended June 30, 2009	For the Year Ended June 30, 2008		For the Year Ended June 30, 2007(a)

Net asset value - beginning of period	$8.59		$7.05	$10.66	$11.70		$10.00
Income/(Loss) from investment operations:
Net investment income	0.01		0.02	0.03	0.00	(b)	0.04
Net realized and unrealized gain/(loss) on investments	2.18		1.54	(3.61)	(1.01)		1.70
Total from investment operations	2.19		1.56	(3.58)	(1.01)		1.74

Less distributions:
From net investment income	(0.04)		(0.02)	(0.03)	(0.01)		–
From net realized gain on investments	–		–	–	(0.02)		(0.04)
Total distributions	(0.04)		(0.02)	(0.03)	(0.03)		(0.04)
Paid-in capital from redemption fees(c)	–		–	–	–		0.00	(b)
Net asset value at end of period	$10.74		$8.59	$7.05	$10.66		$11.70

Total return	25.49%	(d)	22.13%	(33.51%)	(8.61%)		17.41%

Net assets, end of period (in thousands)	$13,195		$9,497	$4,438	$6,002		$6,441

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50%	(e)	1.50%	1.50%	1.48%		1.49%
Ratio of net investment income to average net assets	0.30%	(e)	0.24%	0.48%	0.01%		0.40%
Portfolio turnover rate	29%	(d)	37%	38%	55%		53%

(a)	Fund commenced operations on June 30, 2006.
(b)	Amount rounds to less than $0.005 per share.
(c)	Amount calculated based on average shares outstanding throughout the period. Effective February 21, 2007, the redemption fee was eliminated.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

42	www.jamesfunds.com

James Micro Cap Fund	Financial Highlights
For a share outstanding throughout the periods indicated.

	For the Six Months Ended December 31, 2010)(a) (Unaudited)

Net asset value - beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.00	)(b)
Net realized and unrealized gain on investments	1.59
Total from investment operations	1.59
Paid-in capital from redemption fees	0.00	(b)(c)
Net asset value at end of period	$11.59

Total return	15.90	%(d)

Net assets, end of period (in thousands)	$7,896

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50	%(e)
Ratio of net investment loss to average net assets	(0.06	%)(e)
Portfolio turnover rate	53	%(d)

(a)	Fund commenced operations on July 1, 2010.
(b)	Amount rounds to less than $(0.005) and $0.005 per share.
(c)	Amount calculated based on average shares outstanding throughout the period. Effective February 21, 2007, the redemption fee was eliminated.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2010	43

Notes to Financial Statements	James Advantage Funds
December 31, 2010 (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT

ACCOUNTING POLICIES

James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund and James Mid Cap Fund are each a diversified series of James Advantage Funds (the “Trust”), and James Micro Cap Fund is a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”). The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006. Effective March 2, 2009, James Balanced: Golden Rainbow began offering a new class of shares: the Institutional Class. The initial class of shares is now referred to as the Retail Class. Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust). The James Micro Cap Fund commenced its public offering of shares on July 1, 2010.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate and selling short common stocks that James believes are overvalued and more likely to depreciate. James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation

The Funds’ portfolio securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business and on any other day that the Fair Valuation Policy would dictate. Securities that are traded on any exchange are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price (“NOCP”) for all NASDAQ National Market (“NNM”) and NASDAQ Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, or when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Fixed income securities will be valued by an independent, recognized pricing service. The Adviser shall monitor the prices provided to assure the continuing accuracy of the prices provided. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will approximate fair value.

44	www.jamesfunds.com

James Advantage Funds	Notes to Financial Statements
December 31, 2010 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. In computing the net asset value of the Funds by the fund accounting service provider, ALPS Fund Services, Inc., the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of each Fund that holds foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of the Fund’s share price will be taken into account by the Adviser, subject to review by the Board of Trustees, in the determination of the value of those securities.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the reporting date are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2010:

James Balanced: Golden Rainbow Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 368,311,139	$–	$–	$368,311,139
Exchange Traded Funds	12,050,201	–	–	12,050,201
Exchange Traded Notes	210,432	–	–	210,432
Preferred Stocks	235,050	–	–	235,050
Corporate Bonds	–	21,619,752	–	21,619,752
U.S. Government Agencies	–	30,417,537	–	30,417,537
U.S. Treasury Bonds & Notes	330,746,314	–	–	330,746,314
Foreign Bonds	–	23,498,952	–	23,498,952
Municipal Bonds	–	23,789,937	–	23,789,937
Total	$ 711,553,136	$99,326,178	$–	$810,879,314

Semi-Annual Report | December 31, 2010	45

Notes to Financial Statements	James Advantage Funds
December 31, 2010 (Unaudited)

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$76,009,681	$ –	$–	$76,009,681
Total	$76,009,681	$ –	$–	$76,009,681

James Market Neutral Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$15,195,845	$ –	$–	$15,195,845
Exchange Traded Funds	1,173,263	–	–	1,173,263
Total	$16,369,108	$ –	$–	$16,369,108

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks	$(14,727,731)	$ –	$–	$(14,727,731)
Rights	(6,848)	–	–	(6,848)
TOTAL	$(14,734,579)	$ –	$–	$(14,734,579)

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$13,135,626	$ –	$–	$13,135,626
Total	$13,135,626	$ –	$–	$13,135,626

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,415,098	$ –	$–	$7,415,098
Total	$7,415,098	$ –	$–	$7,415,098

* For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the six months ended December 31, 2010, the Funds did not have any significant transfers between Level 1 and Level 2 securities.

For the six months ended December 31, 2010, the Funds did not have any securities which used significant unobservable inputs (Level 3) used in determining fair value.

46	www.jamesfunds.com

James Advantage Funds	Notes to Financial Statements
December 31, 2010 (Unaudited)

Securities Transactions

Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities. Amortization and accretion is calculated using the effective yield method.

Dividends and Distributions to Shareholders

Net investment income, if any, is generally declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carry forwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the exdividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Accordingly, temporary over distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

Distributions received from Limited Partnership investments of a fund are recorded as a return of capital and are excluded from available income in the calculation of distributions paid by the Funds. Return of capital is recorded as a reduction to the cost of investments in the Statements of Assets and Liabilities and in the Schedule of Investments.

Allocations

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the James Balanced: Golden Rainbow Fund is allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds generally intend to distribute all taxable income and capital gains to shareholders, if any, and to otherwise continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Semi-Annual Report | December 31, 2010	47

Notes to Financial Statements	James Advantage Funds
December 31, 2010 (Unaudited)

Therefore, no federal tax provision is required. During the six months ended December 31, 2010, none of the Funds recorded a liability for any uncertain tax positions in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction. For the years ended June 30, 2007 through June 30, 2010, the Funds’ returns are still open to examination by the appropriate taxing authority. The following information is computed on a tax basis for each item as of December 31, 2010:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
James Balanced:
Golden Rainbow Fund	$702,337,878	$112,687,573	$(4,146,137)	$108,541,436
James Small Cap Fund	$56,967,536	$19,536,517	$(494,372)	$19,042,145
James Market Neutral Fund	$12,266,274	$4,237,842	$(135,008)	$4,102,834
James Mid Cap Fund	$10,476,525	$2,741,179	$(82,078)	$2,659,101
James Micro Cap Fund	$6,736,137	$840,378	$(161,417)	$678,961

The difference between the cost of portfolio investments on a tax basis and financial statement cost for the Funds is due primarily to wash sale losses and to the differing treatment of certain investments under income tax regulations and GAAP.

New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (i) transfers into and out of Levels 1 and 2 and (ii) purchases, sales, issuances and settlements on a gross basis relating to Level 3 measurements. Certain disclosures were effective for the first reporting period (including interim periods) beginning after December 15, 2009. Regarding these disclosures, management determined the ASU did not have a material effect on the Funds’ financial statement disclosures contained in this Report. Regarding the disclosures not yet effective, management is currently evaluating the impact the adoption of the ASU will have on the Funds’ financial statement disclosures.

2. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for the six months ended December 31, 2010 were as follows:

	Purchases	Sales
James Balanced: Golden Rainbow Fund	$144,294,137	$91,797,656

Purchases and sales (including maturities) of investments in other securities for the six months ended December 31, 2010 were as follows:

	Purchases	Sales
James Balanced: Golden Rainbow Fund	$154,332,183	$70,484,692
James Small Cap Fund	$33,070,990	$27,182,402
James Market Neutral Fund	$2,267,166	$8,072,397
James Mid Cap Fund	$4,945,258	$3,220,503
James Micro Cap Fund	$8,700,385	$2,123,402

For the six months ended December 31, 2010, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $40,401,079 and $49,677,997, respectively, for the James Market Neutral Fund.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Management Agreement

The Funds retain James to manage the Funds’ investments. The investment decisions for the Funds are made by a committee of James’ personnel, which is primarily responsible for the day-to-day management of each Fund’s portfolio. James Balanced: Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets for assets up to and including $500 million and at the annual rate of 0.70% of the average daily net assets for assets from $500 million up to and including $1 billion. James Balanced: Golden Rainbow Fund is responsible for the payment of all of its operating expenses. James is authorized to receive a fee equal to (a) an annual rate of 1.25% of the average daily net assets of the James Small Cap Fund and James Mid Cap Fund, 1.70% of James Market Neutral Fund, and 1.50% of James Micro Cap Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund.

James is responsible for the payment of all operating expenses of the James Small Cap Fund, James Market Neutral Fund, James Mid Cap Fund and James Micro Cap Fund, except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short) and 12b-1 expenses.

Administrative Services Agreement

ALPS Fund Services, Inc. (“ALPS” or the “Administrator”) serves as administrator to the Funds. ALPS receives a monthly fee paid by James Balanced: Golden Rainbow Fund, for itself, and paid by James for the James Small Cap Fund, James Market Neutral Fund, James Mid Cap Fund and James Micro Cap Fund subject to a minimum monthly fee. Pursuant to an administrative agreement, ALPS will provide operational services to the Funds including, but not limited to fund accounting and fund administration and generally assist in each Fund’s operations.

48	www.jamesfunds.com

James Advantage Funds	Notes to Financial Statements
December 31, 2010 (Unaudited)

Transfer Agency and Services Agreement

ALPS, pursuant to a Transfer Agency and Services Agreement with the Trust, serves as Transfer Agent for the Funds. Under the Transfer Agency and Services Agreement, ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed for out-of-pocket expenses. These fees and reimbursement for out of pocket expenses are paid and reimbursed by James Balanced: Golden Rainbow Fund, for itself, and by James, for the James Small Cap Fund, James Market Neutral Fund, James Mid Cap Fund and James Micro Cap Fund.

Plan of Distribution

Effective June 1, 2009, each Fund (only the Retail Class of the James Balanced: Golden Rainbow Fund), other than the James Micro Cap Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to James, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by each Fund (the Retail Class of the James Balanced: Golden Rainbow Fund), other than the James Micro Cap Fund, under its Plan is 0.25% of its average daily net assets for the year. The Plans are compensation plans, which means that payments are made to James regardless of 12b-1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan, and James is permitted to retain the excess. It is also possible that 12b-1 expenses paid by James for a period will exceed the payments received by James, in which case James may pay such excess expenses out of its own resources. Payments received by James under the Plans are in addition to the fees paid to James pursuant to the Management Agreements. The Plans were adopted by the Funds’ Board of Trustees as of June 30, 2009. The Plans require that James act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor, Unified Financial Services, Inc., verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before James will make such payments. For the six months ended December 31, 2010, $790,026, $87,369, $32,616 and $13,947 was paid to James on behalf of James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund and James Mid Cap Fund, respectively, pursuant to the Plans.

Prior to June 1, 2009, each Plan was a reimbursement plan, which means that payments were only made to the extent 12b-1 expenses were actually incurred, not to exceed 0.25% of a Fund’s average daily net assets for the year.

4. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

5. SUBSEQUENT EVENTS

The Funds evaluated subsequent events from December 31, 2010, the date of these financial statements, through the date this report was filed and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Semi-Annual Report | December 31, 2010	49

Additional Information	James Advantage Funds
December 31, 2010 (Unaudited)

PROXY VOTING GUIDELINES

James is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that James uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ended June 30 are available without charge upon request by calling toll free 1-800-995-2637. These items are also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

James files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-995-2637. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRIVACY POLICY

Facts

What does James Advantage Funds do with your personal information?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•	Social Security number and wire transfer instructions

•	account transactions and transaction history

•	investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Advantage Funds chooses to share; and whether you can limit this sharing.

Does James Advantage Funds
Reasons we can share your personal information:	share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	YES	NO
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

Questions ? Call 1 - 800 - 99 James

50	www.jamesfunds.com

James Advantage Funds	Additional Information
December 31, 2010 (Unaudited)

PRIVACY POLICY (CONTINUED)

What we do:
How does James Advantage Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does James Advantage Funds collect my personal information?	We collect your personal information, for example, when you
• open and account or deposit money
• direct us to buy securities or direct us to sell your securities
• seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates’ everyday business purposes – information about your creditworthiness.
• affiliates from using your information to market to you.
• sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
• Our affiliates include financial companies, such as James Investment Research, Inc. and James Capital Alliance.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
• James Advantage Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• James Advantage Funds does not jointly market.

Semi-Annual Report | December 31, 2010	51

Intentionally Left Blank

INVESTMENT ADVISER
James Investment Research, Inc.
P.O. Box 8
Alpha, Ohio 45301
info@jamesfunds.com
CUSTODIAN
U.S. Bank
425 Walnut Street
Cincinnati, Ohio 45202
TRANSFER AGENT
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
250 East Fifth Street
Suite 1900
Cincinnati, Ohio 45202
DISTRIBUTOR
Unified Financial Securities, Inc.
2960 N. Meridian St.
Suite 300
Indianapolis, Indiana 46208
(Member, FINRA)
LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, Ohio 45202

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Companies.

Not applicable to registrant.

Item 6. Schedule of Investments.

The schedule is included as part of the Reports to Stockholders filed under Item 1 of this Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Funds.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to the registrant.

Item 11. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Report.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Advantage Funds

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date: March 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date: March 7, 2011

By (Signature and Title)

/s/ Thomas L. Mangan
Thomas L. Mangan
Treasurer, Chief Financial Officer

Date: March 7, 2011